Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events	NOTE 9 – SUBSEQUENT EVENTS None

NOTE 9 – SUBSEQUENT EVENTS

Issuance of Common Shares to an Employee

On July 1, 2015, the Company issued 15,000 shares of its common stock valued at $75,000 to an employee as a signing bonus.

Stock Options Awards

On July 15, 2015, the board of directors approved the issuance of 63,500 stock options to employees that will be utilized on a performance and retention basis. None of these stock options have been awarded.

Bank Line of Credit

On July 24, 2015, the Company secured a $35,000 unsecured line of credit with Wells Fargo Bank. The line of credit bears interest at prime plus 4% and is personally guaranteed by the Company’s chief executive officer.